CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Summary of Brookfield Renewables cash and cash equivalents	Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2019	2018
Cash	$103	$127
Short-term deposits	12	46
	$115	$173